Other Long-term Liabilities - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions		$ 354,000,000	$ 542,000,000	$ 330,000,000
Number of vessels under sales leaseback | Vessel		3
Deferred gain on sale-leasebacks		$ 194,322,000	163,554,000
MOL Benefactor and YM Width Vessels [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions		$ 254,000,000
Sale leaseback transaction term description		Under the transactions, the Company sold the vessels to the SPCs and leased the vessels back from the SPCs over a term of 11 or 12 years, with an option to purchase the vessel at the nine year or nine year and six month anniversary of the lease for a pre-determined fair value purchase price.
MOL Benefactor Vessel [Member]
Other Long Term Liabilities [Line Items]
Lease financing lease period		11 years
Sale leaseback transaction option to purchase period		9 years
YM Width Vessel [Member]
Other Long Term Liabilities [Line Items]
Lease financing lease period		12 years
Sale leaseback transaction option to purchase period		9 years 6 months
Maersk Genoa Vessel [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions	$ 100,000,000
Sale leaseback transaction term description		Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of nine years, with an option to purchase the vessel at the end of the lease term for a pre-determined fair value purchase price.
Lease financing lease period	9 years
Extension of lease term if purchase option is not exercised		2 years
MOL Benefactor, YM Width And Maersk Genoa Vessels [Member]
Other Long Term Liabilities [Line Items]
Deferred gain on sale-leasebacks		$ 50,921,000
One 10000 TEU and Three 14000 TEU Vessels [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions			$ 542,000,000
Sale leaseback transaction term description		Under the lease financing arrangements, the Company sold the vessels to the SPCs and is leasing the vessels back from the SPCs over an initial term of approximately 8.5 or 9.5 years, with an option to purchase the vessels at the end of the lease term for a pre-determined fair value purchase price. If the purchase option is not exercised, the lease terms will be automatically extended for an additional two or 2.5 years.
Number of vessels under sales leaseback | Vessel			4
Deferred gain on sale-leasebacks			$ 117,482,000
One 10000 TEU Newbuilding Vessel [Member]
Other Long Term Liabilities [Line Items]
Extension of lease term if purchase option is not exercised			2 years
Number of vessels under sales leaseback | Vessel			1
Terms of leases			8 years 6 months
Total term lease period			10 years 6 months
Three 14000 TEU Newbuilding Vessels [Member]
Other Long Term Liabilities [Line Items]
Extension of lease term if purchase option is not exercised			2 years 6 months
Number of vessels under sales leaseback | Vessel			3
Terms of leases			9 years 6 months
Total term lease period			12 years